Lines of Businesses- Contribution of Segments to Overall Profitability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Fee and other revenue	$ 12,100	[1]	$ 12,728	[2]	$ 11,959	[3]
Net interest revenue	3,026		2,880		3,009
Total revenue	15,126	[1]	15,608	[2]	14,968	[3]
Provision for credit losses	160		(48)		(35)
Noninterest expense	10,795	[4]	12,177		11,306
Income (loss) before taxes	$ 4,171	[1],[4]	$ 3,479	[2]	$ 3,697	[3]
Pre-tax operating margin (percent)	28.00%	[5]	22.00%	[6]	25.00%	[7]
Average assets	$ 372,187		$ 372,566		$ 342,311
Net income (loss) attributable to noncontrolling interests	64		84		81
Investment Management funds
Segment Reporting Information [Line Items]
Fee and other revenue	18		79		103
Investment income (loss), net	86		163		183
Net income (loss) attributable to noncontrolling interests	68		84		80
Investment Management
Segment Reporting Information [Line Items]
Fee and other revenue	3,600	[1]	3,672	[2]	3,608	[3]
Net interest revenue	319		274		260
Total revenue	3,919	[1]	3,946	[2]	3,868	[3]
Provision for credit losses	0		0		0
Noninterest expense	2,869		3,049		2,903
Income (loss) before taxes	$ 1,050	[1]	$ 897	[2]	$ 965	[3]
Pre-tax operating margin (percent)	27.00%	[5]	23.00%	[6]	25.00%	[7]
Average assets	$ 30,928		$ 37,655		$ 38,420
Net income (loss) attributable to noncontrolling interests	68		84		80
Investment Services
Segment Reporting Information [Line Items]
Fee and other revenue	8,026		7,719		7,640
Net interest revenue	2,495		2,339		2,514
Total revenue	10,521		10,058		10,154
Provision for credit losses	0		0		1
Noninterest expense	7,383		8,116		7,398
Income (loss) before taxes	$ 3,138		$ 1,942		$ 2,755
Pre-tax operating margin (percent)	30.00%	[5]	19.00%	[6]	27.00%	[7]
Average assets	$ 283,886		$ 266,495		$ 247,431
Other
Segment Reporting Information [Line Items]
Fee and other revenue	474		1,337		711
Net interest revenue	212		267		235
Total revenue	686		1,604		946
Provision for credit losses	160		(48)		(36)
Noninterest expense	543		1,012		1,005
Income (loss) before taxes	(17)		640		(23)
Average assets	57,373		$ 68,416		$ 56,460
Segment Reconciling Items
Segment Reporting Information [Line Items]
Net income (loss) attributable to noncontrolling interests	$ 4

[1]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $18 million, representing $86 million of income and noncontrolling interests of $68 million. Income before taxes is net of noncontrolling interests of $68 million.
[2]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $79 million, representing $163 million of income and noncontrolling interests of $84 million. Income before taxes is net of noncontrolling interests of $84 million.
[3]	Both fee and other revenue and total revenue include net income from consolidated investment management funds of $103 million, representing $183 million of income and noncontrolling interests of $80 million. Income before taxes is net of noncontrolling interests of $80 million.
[4]	Includes a loss attributable to noncontrolling interest of $4 million related to other consolidated subsidiaries.
[5]	Income before taxes divided by total revenue.
[6]	Income before taxes divided by total revenue.
[7]	Income before taxes divided by total revenue.